Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 42,601	$ 42,238	$ 44,193
Net unrealized holding (loss) gain on securities available for sale	(3,096)	(1,079)	24,630
Reclassification adjustments for net gain recognized in income	(688)	(251)	(717)
Tax effect	1,514	531	(9,528)
Net unrealized (loss) gain on securities available for sale, net of tax	(2,270)	(799)	14,385
Change in overfunded position in pension and postretirement plans arising during the year	1,333	711	(8,367)
Tax effect	(533)	(281)	3,336
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	800	430	(5,031)
Amortization of net actuarial (gain) loss	(90)	70	(297)
Amortization of prior service cost	90	90	199
Tax effect	0	(63)	38
Amortization of net actuarial loss (gain) and prior service cost (credit) on pension and postretirement plans, net of tax	0	97	(60)
Other comprehensive (loss) income, net of tax	(1,470)	(272)	9,294
Comprehensive income	$ 41,131	$ 41,966	$ 53,487